Employee Related Obligations	12 Months Ended
Dec. 30, 2012
Compensation Related Costs [Abstract]
Employee Related Obligations
Employee Related Obligations
At the end of 2012 and 2011, employee related obligations recorded on the Consolidated Balance Sheets were:

(Dollars in Millions)	2012	2011
Pension benefits	$4,488	3,937
Postretirement benefits	2,789	2,843
Postemployment benefits	1,452	1,129
Deferred compensation	747	863
Total employee obligations	9,476	8,772
Less current benefits payable	394	419
Employee related obligations — non-current	$9,082	8,353

Prepaid employee related obligations of $194 million and $249 million for 2012 and 2011, respectively, are included in other assets on the Consolidated Balance Sheets.